Rule 497(e)

Registration Nos. 333-143964 and 811-21944

FIRST TRUST EXCHANGE-TRADED FUND II
(the “Trust”)

FIRST TRUST INDXX NEXTG ETF
(FORMERLY FIRST TRUST NASDAQ SMARTPHONE INDEX FUND)
(the “Fund”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MAY 29, 2019

DATED MAY 30, 2019

1.       Notwithstanding anything to the contrary in the Fund’s Prospectus, the penultimate sentence of the section entitled “Portfolio Turnover” is deleted in its entirety and replaced with the following:

On May 30, 2019, the Fund began tracking a different index.

2.       Notwithstanding anything to the contrary in the Fund’s Prospectus, the first sentence of the second paragraph of the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA Smartphone IndexSM to the Indxx 5G & NextG Thematic Index.

3.       Notwithstanding anything to the contrary in the Fund’s Prospectus, footnote #1 to the table entitled “Average Annual Total Returns for the Periods Ended December 31, 2018” is deleted in its entirety and replaced with the following:

On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA Smartphone IndexSM to the Indxx 5G & NextG Thematic Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to May 30, 2019, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Because the Fund’s new underlying index had an inception date of May 7, 2019, performance information is not included above.

4.       Notwithstanding anything to the contrary in the Fund’s Prospectus, footnote #1 to the table entitled “Total Returns as of September 30, 2018” is deleted in its entirety and replaced with the following:

On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA Smartphone IndexSM to the Indxx 5G & NextG Thematic Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to May 30, 2019, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Because the Fund’s new underlying index had an inception date of May 7, 2019, performance information is not included above.

5.       Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the second paragraph of the section entitled “General Description of the Trust and the Fund” is deleted in its entirety and replaced with the following:

On May 30, 2019, First Trust Nasdaq Smartphone Index Fund changed its name to First Trust Indxx NextG ETF.

6.       Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the penultimate sentence of the section entitled “Portfolio Turnover” is deleted in its entirety and replaced with the following:

On May 30, 2019, the Fund began tracking a different index.

7.       Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the penultimate sentence of the section entitled “Brokerage Commissions” is deleted in its entirety and replaced with the following:

On May 30, 2019, the Fund began tracking a different index.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE